Basis of preparation and new accounting standards, interpretations and amendments	6 Months Ended
Sep. 30, 2024
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Basis of preparation and new accounting standards, interpretations and amendments
1. Basis of preparation and new accounting standards, interpretations and amendments

The half year financial information covers the six month periods ended 30 September 2024 and 30 September 2023 and has been prepared in accordance with IAS 34 ‘Interim Financial Reporting’ as issued by the International Accounting Standards Board (IASB). This condensed set of financial statements comprises the unaudited financial information for the half years ended 30 September 2024 and 2023, together with the audited consolidated statement of financial position as at 31 March 2024. The half year financial information has been prepared applying consistent accounting policies to those applied by the Group for the year ended 31 March 2024. The notes to the unaudited financial information are prepared on a continuing basis unless otherwise stated.

The financial information for the six months ended 30 September 2024 does not constitute statutory accounts as defined in Section 434 of the Companies Act 2006. It should be read in conjunction with the statutory accounts for the year ended 31 March 2024, which were prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the IASB.

The key sources of estimation uncertainty and areas of judgement for the period ended 30 September 2024 are aligned to those disclosed in the Annual Report and Accounts for year ended 31 March 2024, with the following amendments:
•in relation to the planned disposals of Grain LNG, our UK LNG business, and National Grid Renewables Development LLC (NG Renewables), our US onshore renewables business, judgement has been applied in concluding that the criteria required for held for sale classification have been met (see note 6); and
•the classification of our 20% equity investment in GasT TopCo Limited, together with the Remaining Acquisition Agreement (RAA) over the remaining interest, as held for sale is no longer considered to represent an area of judgement following the disposal on 26 September 2024 (see note 6).
1. Basis of preparation and new accounting standards, interpretations and amendments continued

Going concern
As part of the Directors’ consideration of the appropriateness of adopting the going concern basis of accounting in preparing the half year financial information, the Directors have considered the Group’s principal risks (discussed on page 56) alongside potential downside business cash flow scenarios impacting the Group’s operations. The Directors specifically considered both a base case and a reasonable worst-case scenario for business cash flows. The assessment is prepared on the conservative assumption that the Group has no access to the debt capital markets.

The main additional cash flow impacts identified in the reasonable worst-case scenario are:
•the timing of the sale of assets classified as held for sale (see note 6);
•adverse impacts of higher spend on our capital expenditure programme;
•adverse impact from timing across the Group (i.e. a net under-recovery of allowed revenues or reductions in over-collections) and slower collections of outstanding receivables;
•higher operating and financing costs than expected; including non-delivery of planned efficiencies across the Group; and
•the potential impact of further significant storm costs in the US.

As part of their analysis, the Board also considered the following potential levers at their discretion to improve the position identified by the analysis if the debt capital markets are not accessible:
•the payment of dividends to shareholders;
•significant changes in the phasing of the Group’s capital expenditure programme, with elements of non-essential works and programmes delayed; and
•a number of further reductions in operating expenditure across the Group.

As at 30 September 2024, the Group had undrawn committed facilities available for general corporate purposes amounting to £7.7 billion. Based on these available liquidity resources and having considered the reasonable worst-case scenario, and the further levers at the Board’s discretion, the Group has not identified any material uncertainties relating to events or conditions that, individually or collectively, may cast significant doubt on its ability to continue as a going concern for the foreseeable future, a period not less than 12 months from the date of this report.

In addition to the above, the ability to raise new and extend existing financing was separately included in the analysis, and the Directors noted the c.£1.8 billion of new long-term senior debt issued in the period from 1 April to 30 September 2024 as evidence of the Group’s ability to continue to have access to the debt capital markets if needed.

Based on the above, the Directors have concluded the Group is well placed to manage its financing and other business risks satisfactorily, and have a reasonable expectation that the Group will have adequate resources to continue in operation for at least 12 months from the signing date of these consolidated interim financial statements. They therefore consider it appropriate to adopt the going concern basis of accounting in preparing the half year financial information.

New IFRS accounting standards, interpretations and amendments adopted in the period
There are no new standards, interpretations or amendments, issued by the IASB or by the IFRS Interpretations Committee (IFRIC), that are applicable for the period commencing on 1 April 2024 and have had a material impact on the Group’s results.
Basis of preparation and new accounting standards, interpretations and amendments
1. Basis of preparation and new accounting standards, interpretations and amendments

The half year financial information covers the six month periods ended 30 September 2024 and 30 September 2023 and has been prepared in accordance with IAS 34 ‘Interim Financial Reporting’ as issued by the International Accounting Standards Board (IASB). This condensed set of financial statements comprises the unaudited financial information for the half years ended 30 September 2024 and 2023, together with the audited consolidated statement of financial position as at 31 March 2024. The half year financial information has been prepared applying consistent accounting policies to those applied by the Group for the year ended 31 March 2024. The notes to the unaudited financial information are prepared on a continuing basis unless otherwise stated.

The financial information for the six months ended 30 September 2024 does not constitute statutory accounts as defined in Section 434 of the Companies Act 2006. It should be read in conjunction with the statutory accounts for the year ended 31 March 2024, which were prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the IASB.

The key sources of estimation uncertainty and areas of judgement for the period ended 30 September 2024 are aligned to those disclosed in the Annual Report and Accounts for year ended 31 March 2024, with the following amendments:
•in relation to the planned disposals of Grain LNG, our UK LNG business, and National Grid Renewables Development LLC (NG Renewables), our US onshore renewables business, judgement has been applied in concluding that the criteria required for held for sale classification have been met (see note 6); and
•the classification of our 20% equity investment in GasT TopCo Limited, together with the Remaining Acquisition Agreement (RAA) over the remaining interest, as held for sale is no longer considered to represent an area of judgement following the disposal on 26 September 2024 (see note 6).
1. Basis of preparation and new accounting standards, interpretations and amendments continued

Going concern
As part of the Directors’ consideration of the appropriateness of adopting the going concern basis of accounting in preparing the half year financial information, the Directors have considered the Group’s principal risks (discussed on page 56) alongside potential downside business cash flow scenarios impacting the Group’s operations. The Directors specifically considered both a base case and a reasonable worst-case scenario for business cash flows. The assessment is prepared on the conservative assumption that the Group has no access to the debt capital markets.

The main additional cash flow impacts identified in the reasonable worst-case scenario are:
•the timing of the sale of assets classified as held for sale (see note 6);
•adverse impacts of higher spend on our capital expenditure programme;
•adverse impact from timing across the Group (i.e. a net under-recovery of allowed revenues or reductions in over-collections) and slower collections of outstanding receivables;
•higher operating and financing costs than expected; including non-delivery of planned efficiencies across the Group; and
•the potential impact of further significant storm costs in the US.

As part of their analysis, the Board also considered the following potential levers at their discretion to improve the position identified by the analysis if the debt capital markets are not accessible:
•the payment of dividends to shareholders;
•significant changes in the phasing of the Group’s capital expenditure programme, with elements of non-essential works and programmes delayed; and
•a number of further reductions in operating expenditure across the Group.

As at 30 September 2024, the Group had undrawn committed facilities available for general corporate purposes amounting to £7.7 billion. Based on these available liquidity resources and having considered the reasonable worst-case scenario, and the further levers at the Board’s discretion, the Group has not identified any material uncertainties relating to events or conditions that, individually or collectively, may cast significant doubt on its ability to continue as a going concern for the foreseeable future, a period not less than 12 months from the date of this report.

In addition to the above, the ability to raise new and extend existing financing was separately included in the analysis, and the Directors noted the c.£1.8 billion of new long-term senior debt issued in the period from 1 April to 30 September 2024 as evidence of the Group’s ability to continue to have access to the debt capital markets if needed.

Based on the above, the Directors have concluded the Group is well placed to manage its financing and other business risks satisfactorily, and have a reasonable expectation that the Group will have adequate resources to continue in operation for at least 12 months from the signing date of these consolidated interim financial statements. They therefore consider it appropriate to adopt the going concern basis of accounting in preparing the half year financial information.

New IFRS accounting standards, interpretations and amendments adopted in the period
There are no new standards, interpretations or amendments, issued by the IASB or by the IFRS Interpretations Committee (IFRIC), that are applicable for the period commencing on 1 April 2024 and have had a material impact on the Group’s results.